SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITY (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Federal and state net operating loss carry forward	$ 24,126,409	$ 23,838,735
Deferred stock warrants	22,184	5,157,262
Other temporary differences	241,610	509,789
Total deferred tax asset	24,390,203	29,505,786
Other temporary differences	(4,389)
Total deferred tax liabilities	(4,389)
Net deferred tax asset	24,385,814	29,505,786
Less: valuation allowance	(24,385,814)	(29,505,786)
Net deferred tax asset liabilities